COMMITMENTS - Equity Financing (Details)	Nov. 21, 2023 USD ($) D $ / shares	Jun. 30, 2024 $ / shares
RELATED PARTY TRANSACTIONS
Conversion price of convertible notes | $ / shares	$ 10.00	$ 2.00
Digital Health Acquisition Corp.
RELATED PARTY TRANSACTIONS
Maximum consecutive days for suspension for use of resale registration statement | D	90
Equity Purchase Agreement | Digital Health Acquisition Corp.
RELATED PARTY TRANSACTIONS
Period agreed to file a resale registration statement (in days)	45 days
Period within which registration statement shall be declared effective (in days)	30 days
Maximum calendar year days for suspension for use of resale registration statement | D	120
Equity Purchase Agreement | Bridge Investor
RELATED PARTY TRANSACTIONS
Maximum amount of shares issuable	$ 50,000,000
Term for shares to be issued	36 months
Equity Purchase Agreement | Bridge Investor | Digital Health Acquisition Corp.
RELATED PARTY TRANSACTIONS
Maximum amount of shares issuable	$ 50,000,000
Term for shares to be issued	36 months
Equity Purchase Agreement | Bridge Investor | Equity Purchase Commitment Note | Digital Health Acquisition Corp.
RELATED PARTY TRANSACTIONS
Principal amount of debt issuable	$ 500,000
Conversion price of convertible notes | $ / shares	$ 10.00